Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Other accounts payable	$ 53,145	$ 41,272
Government institutions [Member]
Disclosure of detailed information about borrowings [line items]
Other accounts payable	29,816	22,777
Accrued royalties to the OCS [Member]
Disclosure of detailed information about borrowings [line items]
Other accounts payable	276	495
Accrued expenses and other current liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Other accounts payable	$ 23,053	$ 18,000